Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2017	Dec. 31, 2016
Canada [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.40%	3.80%
Inflation	1.80%	1.90%
Rate of increase in pensions	0.50%	0.40%
Rate of increase in salaries	3.10%	3.20%
United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.30%	2.60%
Inflation	3.20%	3.30%
Rate of increase in pensions	2.80%	2.90%
Rate of increase in salaries	3.60%	3.70%
United States [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.50%	3.90%
Inflation	2.10%	2.10%
Rate of increase in pensions	0.00%	0.00%
Rate of increase in salaries	3.60%	3.60%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	0.50%	0.60%
Inflation	1.20%	1.00%
Rate of increase in pensions	0.40%	0.00%
Rate of increase in salaries	2.20%	2.00%
Europe [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	1.50%	1.40%
Inflation	1.70%	1.60%
Rate of increase in pensions	1.70%	1.40%
Rate of increase in salaries	1.90%	2.40%